Notes Related to the Consolidated Statements of Financial Position - Summary of Shareholders' Equity (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 shares
Disclosure Of Classes Of Share Capital [Line Items]
Initial public offering shares issued	6,180,137
American depository scheme [member]
Disclosure Of Classes Of Share Capital [Line Items]
Initial public offering shares issued	5,389,021